Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue And Other Income in the Statement of Profit or Loss	The Group has recognized the following amounts relating to revenue and other income in the statement of profit or loss:

(in millions of Korean won)	2023		2024		2025
Revenue from contracts with customers	₩	26,063,185	₩	26,146,846	₩	27,966,493
Revenue from other sources	224,016		232,798		286,700
Other income (Note 27)	308,044		344,829		294,715
Total revenue and other income	₩	26,595,245	₩	26,724,473	₩	28,547,908

Schedule of Operating Revenues and Other Income	Operating revenues and other income for the years ended December 31, 2023, 2024 and 2025 are as follows:

(in millions of Korean won)	2023	2024	2025
Mobile services	₩ 7,140,333	₩ 7,318,087	₩ 7,585,939
Fixed-line services	5,142,359	5,157,728	5,191,735
Fixed-line and VoIP telephone services	1,249,024	1,188,365	1,116,286
Broadband Internet access services	2,578,558	2,634,200	2,683,700
Data communication services	1,314,777	1,335,163	1,391,749
Media and content	3,206,521	3,107,444	3,085,463
Financial services	3,967,763	3,742,655	3,473,946
Sale of goods	3,292,514	3,373,686	4,864,906
Others	3,845,755	4,024,873	4,345,919
Total	₩ 26,595,245	₩ 26,724,473	₩ 28,547,908

Schedule of Contract with Customer Assets and Liabilities	Contract assets and liabilities recognized in relation to the revenues from contracts with customers, are as follows:

(in millions of Korean won)	December 31, 2024		December 31, 2025
Contract assets[1]	₩	929,181	₩	1,111,973
Contract liabilities[1]	1,240,934		410,379
Deferred revenue[2]	₩	87,209	₩	94,302
1The Group recognized contract assets of ₩85,713 million and contract liabilities of ₩170,641 million for long-term construction contract as of December 31, 2025 (2024: contract assets of ₩128,375 million and contract liabilities of ₩967,614 million). The Group recognizes contract assets as trade receivables and other receivables, and contract liabilities as other current liabilities.
2Deferred revenue recognized relating to government grant is excluded.
Schedule of Contract Costs Recognized as Assets	The contract costs recognized as assets are as follows:

(in millions of Korean won)	2023		2024		2025
Incremental cost of contract establishment	₩	1,656,711	₩	1,666,042	₩	2,018,168
Cost of Contract performance	70,757		72,122		80,920

Schedule of Revenue Recognized from Carried-Forward Contract Liabilities	For the years ended December 31, 2023, 2024 and 2025, revenue recognized from carried-forward contract liabilities and deferred revenue, is as follows:

(in millions of Korean won)	2023		2024		2025
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Allocation of the transaction price	₩	213,609	₩	199,624	₩	1,128,319
Deferred revenue of joining/installment fee	41,824		41,451		41,900
Total	₩	255,433	₩	241,075	₩	1,170,219